April 2, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Ms. Deborah O’Neal-Johnson
Document Control – EDGAR

RE:	Columbia Funds Series Trust II
Columbia AMT-Free Tax-Exempt Bond Fund
Columbia Government Money Market Fund
Columbia Mid Cap Growth Opportunity Fund
Post-Effective Amendment No. 57
File No. 333-131683/811-21852

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 57 (Amendment). This Amendment was filed electronically on March 29, 2012.

If you have any questions regarding this filing, please contact either Joseph L. D’Alessandro at (212) 850-1703 or Anna Butskaya at (612) 671-4993.

Sincerely,

/s/ Christopher O. Petersen

Christopher O. Petersen

Vice President and Chief Counsel

Ameriprise Financial, Inc.